Other current financial assets (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of financial assets [abstract]
Schedule of Other Current Financial Assets

(CHF in thousands)	6/30/2022	12/31/2021

Credit cards	11,319	6,417
Deposits	19,877	14,814
Other current financial assets	27,470	8,823
Other current financial assets at amortized cost	58,666	30,054
Positive fair value from derivatives	137	—
Other current financial assets at fair value through profit and loss	137	—
Other current financial assets	58,803	30,054